Quarterly Report
July 31, 2019
MFS®  Global Total Return Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.7%
Aerospace – 2.0%
Honeywell International, Inc.	88,632	$15,285,475
Lockheed Martin Corp.	37,048	13,417,674
Northrop Grumman Corp.	12,007	4,149,259
United Technologies Corp.	35,357	4,723,695
		$37,576,103
Airlines – 0.5%
Aena S.A.	9,329	$1,681,646
Air Canada (a)	210,521	7,243,339
		$8,924,985
Alcoholic Beverages – 1.4%
Diageo PLC	70,244	$2,930,909
Heineken N.V.	94,739	10,168,340
Molson Coors Brewing Co.	40,205	2,170,668
Pernod Ricard S.A.	61,758	10,813,281
		$26,083,198
Apparel Manufacturers – 0.3%
Compagnie Financiere Richemont S.A.	74,195	$6,332,743
Automotive – 1.0%
Aptiv PLC	54,705	$4,794,893
Bridgestone Corp.	44,300	1,662,906
Magna International, Inc.	163,173	8,229,122
USS Co. Ltd.	157,200	3,117,309
		$17,804,230
Biotechnology – 0.2%
Biogen, Inc. (a)	12,490	$2,970,372
Broadcasting – 0.3%
Omnicom Group, Inc.	42,593	$3,416,810
Publicis Groupe	57,122	2,827,195
		$6,244,005
Brokerage & Asset Managers – 0.8%
BlackRock, Inc.	15,780	$7,379,991
Charles Schwab Corp.	46,053	1,990,411
Invesco Ltd.	103,690	1,989,811
TMX Group Ltd.	42,709	3,171,947
		$14,532,160
Business Services – 5.0%
Accenture PLC, “A”	90,761	$17,478,753
Bunzl PLC	113,985	2,980,269
CGI, Inc. (a)	49,208	3,787,353
Cognizant Technology Solutions Corp., “A”	70,777	4,610,414
Compass Group PLC	454,110	11,446,629
DXC Technology Co.	63,788	3,557,457
Equifax, Inc.	41,492	5,771,122
Experian PLC	185,834	5,637,846
Fidelity National Information Services, Inc.	41,166	5,485,369
Fiserv, Inc. (a)	83,413	8,794,233
Nomura Research Institute Ltd.	368,100	6,505,441
Secom Co. Ltd.	103,600	8,143,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
SGS S.A.	1,210	$2,984,537
Thomson Reuters Corp.	59,581	4,002,056
		$91,184,540
Cable TV – 0.9%
Comcast Corp., “A”	405,645	$17,511,695
Chemicals – 1.6%
3M Co.	47,470	$8,293,959
Givaudan S.A.	3,528	9,361,341
PPG Industries, Inc.	96,506	11,328,839
		$28,984,139
Computer Software – 0.4%
Adobe Systems, Inc. (a)	10,813	$3,231,573
Cadence Design Systems, Inc. (a)	50,210	3,711,021
		$6,942,594
Computer Software - Systems – 0.8%
Amadeus IT Group S.A.	90,713	$7,095,551
Hitachi Ltd.	162,700	5,787,070
Panasonic Corp.	199,100	1,682,397
		$14,565,018
Construction – 0.8%
Sherwin-Williams Co.	16,044	$8,231,214
Stanley Black & Decker, Inc.	48,420	7,146,308
		$15,377,522
Consumer Products – 1.6%
Colgate-Palmolive Co.	57,314	$4,111,706
Kao Corp.	70,000	5,118,890
Kimberly-Clark Corp.	86,237	11,698,049
Reckitt Benckiser Group PLC	114,520	8,874,142
		$29,802,787
Containers – 0.2%
Amcor Ltd.	401,285	$4,261,723
Electrical Equipment – 2.1%
Johnson Controls International PLC	168,065	$7,132,679
Legrand S.A.	68,697	4,842,742
OMRON Corp.	69,700	3,326,301
Schneider Electric SE	241,414	20,785,050
Spectris PLC	55,166	1,711,964
		$37,798,736
Electronics – 3.5%
Analog Devices, Inc.	64,602	$7,588,151
Hoya Corp.	58,700	4,509,980
Kyocera Corp.	72,200	4,416,811
NXP Semiconductors N.V.	8,399	868,372
Samsung Electronics Co. Ltd.	149,447	5,701,896
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	600,509	25,599,699
Texas Instruments, Inc.	124,840	15,606,248
		$64,291,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.4%
Marathon Petroleum Corp.	41,832	$2,358,907
Phillips 66	49,040	5,029,542
		$7,388,449
Energy - Integrated – 2.1%
BP PLC	438,292	$2,890,457
Chevron Corp.	31,047	3,822,196
China Petroleum & Chemical Corp.	8,556,000	5,511,574
Eni S.p.A.	372,992	5,839,162
Exxon Mobil Corp.	106,932	7,951,463
Galp Energia SGPS S.A.	215,358	3,345,965
LUKOIL PJSC, ADR	45,046	3,703,574
Suncor Energy, Inc.	196,821	5,647,531
		$38,711,922
Food & Beverages – 2.2%
Danone S.A.	87,683	$7,602,079
General Mills, Inc.	92,639	4,920,057
J.M. Smucker Co.	52,232	5,807,676
Mowi A.S.A.	58,469	1,406,800
Nestle S.A.	204,200	21,669,187
		$41,405,799
Food & Drug Stores – 0.2%
Wesfarmers Ltd.	117,735	$3,146,365
Health Maintenance Organizations – 0.5%
Cigna Corp.	51,069	$8,677,644
Insurance – 3.9%
Aon PLC	95,471	$18,067,887
AXA S.A.	107,694	2,721,907
Chubb Ltd.	62,877	9,610,121
Hiscox Ltd.	105,616	2,187,194
Manulife Financial Corp.	165,972	3,005,554
Marsh & McLennan Cos., Inc.	38,702	3,823,757
MetLife, Inc.	96,061	4,747,335
Prudential Financial, Inc.	36,417	3,689,406
Samsung Fire & Marine Insurance Co. Ltd.	7,461	1,650,513
Travelers Cos., Inc.	78,306	11,481,226
Zurich Insurance Group AG	28,893	10,048,911
		$71,033,811
Internet – 0.1%
Wolters Kluwer N.V.	25,908	$1,877,135
Machinery & Tools – 1.6%
AGCO Corp.	19,696	$1,516,592
Eaton Corp. PLC	158,161	12,999,252
Illinois Tool Works, Inc.	57,968	8,940,405
Kubota Corp.	319,700	4,954,110
PT United Tractors Tbk	232,000	412,542
		$28,822,901
Major Banks – 3.6%
ABSA Group Ltd.	344,926	$3,825,964
Bank of New York Mellon Corp.	129,850	6,092,562
China Construction Bank	7,741,000	5,959,620
Goldman Sachs Group, Inc.	22,909	5,042,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
JPMorgan Chase & Co.	166,070	$19,264,120
PNC Financial Services Group, Inc.	32,539	4,649,823
Royal Bank of Canada	39,406	3,109,528
State Street Corp.	95,656	5,556,657
UBS Group AG	706,486	7,850,348
Wells Fargo & Co.	116,697	5,649,302
		$67,000,882
Medical & Health Technology & Services – 0.6%
HCA Healthcare, Inc.	57,230	$7,640,777
Sonic Healthcare Ltd.	169,321	3,237,682
		$10,878,459
Medical Equipment – 2.1%
Abbott Laboratories	106,654	$9,289,564
Danaher Corp.	59,646	8,380,263
EssilorLuxottica	21,889	2,946,332
Medtronic PLC	125,512	12,794,693
Thermo Fisher Scientific, Inc.	16,215	4,502,581
		$37,913,433
Metals & Mining – 0.2%
POSCO	5,131	$974,592
Rio Tinto PLC	33,125	1,880,875
		$2,855,467
Natural Gas - Pipeline – 0.1%
Enterprise Products Partners LP	89,553	$2,696,441
Network & Telecom – 0.3%
Cisco Systems, Inc.	86,438	$4,788,665
Oil Services – 0.3%
Schlumberger Ltd.	131,470	$5,254,856
Other Banks & Diversified Financials – 2.5%
American Express Co.	17,854	$2,220,502
BB&T Corp.	142,113	7,323,083
Citigroup, Inc.	215,308	15,321,317
DBS Group Holdings Ltd.	275,000	5,255,708
KBC Group N.V.	57,231	3,675,624
Komercni Banka A.S.	12,809	493,657
ORIX Corp.	89,100	1,273,937
Sberbank of Russia, ADR	62,368	929,127
U.S. Bancorp	170,185	9,726,073
		$46,219,028
Pharmaceuticals – 5.5%
AbbVie, Inc.	21,230	$1,414,343
Bayer AG	148,250	9,641,624
Bristol-Myers Squibb Co.	102,245	4,540,700
Eli Lilly & Co.	64,276	7,002,870
Johnson & Johnson	135,604	17,658,353
Novartis AG	130,542	11,970,584
Novo Nordisk A.S., “B”	97,192	4,668,121
Pfizer, Inc.	410,238	15,933,644
Roche Holding AG	90,002	24,098,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	290,900	$4,688,490
		$101,617,180
Printing & Publishing – 0.8%
Moody's Corp.	39,274	$8,417,989
RELX PLC	242,864	5,760,374
		$14,178,363
Railroad & Shipping – 0.5%
Canadian National Railway Co.	26,683	$2,524,479
Union Pacific Corp.	34,419	6,193,699
		$8,718,178
Real Estate – 1.2%
Daito Trust Construction Co. Ltd.	13,700	$1,772,475
Daiwa House Industry Co. Ltd.	57,600	1,631,569
Deutsche Wohnen SE	183,424	6,745,333
Grand City Properties S.A.	93,746	2,121,198
Longfor Properties Co. Ltd.	281,000	1,033,182
Medical Properties Trust, Inc., REIT	155,695	2,724,663
Public Storage, Inc., REIT	7,890	1,915,377
STORE Capital Corp., REIT	72,106	2,466,746
Unibail-Rodamco-Westfield, REIT	11,620	1,556,464
		$21,967,007
Restaurants – 0.5%
Greggs PLC	100,617	$2,722,943
Starbucks Corp.	71,245	6,746,189
		$9,469,132
Specialty Chemicals – 0.7%
Akzo Nobel N.V.	64,317	$6,067,040
Corteva, Inc.	19,797	584,012
DuPont de Nemours, Inc.	19,796	1,428,479
PTT Global Chemical PLC	2,941,300	5,786,007
		$13,865,538
Specialty Stores – 0.3%
Dufry AG	21,988	$1,929,873
Target Corp.	41,080	3,549,312
		$5,479,185
Telecommunications - Wireless – 1.4%
KDDI Corp.	750,500	$19,597,394
Vodafone Group PLC	3,314,357	6,036,412
		$25,633,806
Telephone Services – 0.5%
Koninklijke KPN N.V.	538,191	$1,533,982
TELUS Corp.	95,935	3,448,368
TELUS Corp.	33,705	1,210,347
Verizon Communications, Inc.	49,846	2,754,988
		$8,947,685
Tobacco – 1.7%
Altria Group, Inc.	39,946	$1,880,258
Imperial Brands PLC	131,171	3,317,971
Japan Tobacco, Inc.	382,300	8,486,634

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Tobacco – continued
Philip Morris International, Inc.		203,825	$17,041,808
			$30,726,671
Utilities - Electric Power – 1.5%
Duke Energy Corp.		93,849	$8,138,585
E.ON SE		155,698	1,558,072
Exelon Corp.		195,319	8,801,074
SSE PLC		465,309	6,214,037
Xcel Energy, Inc.		56,950	3,394,790
			$28,106,558
Total Common Stocks			$1,078,568,267
Bonds – 36.8%
Aerospace – 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$630,000	$645,725
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		1,094,000	1,143,498
Lockheed Martin Corp., 3.55%, 1/15/2026		795,000	847,694
			$2,636,917
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027		$549,000	$558,473
Asset-Backed & Securitized – 1.3%
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.325% (LIBOR - 1mo. + 1%), 6/15/2028 (z)		$218,444	$218,728
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,119,560
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		169,588	169,537
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		2,569,000	2,547,151
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.323% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,966,973	2,943,394
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.611% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)		1,254,500	1,254,498
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,743,501
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 3.414% (LIBOR - 1mo. + 1.1%) 6/15/2036 (n)		1,648,500	1,650,562
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.103% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		2,978,000	2,951,016
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.675% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		4,314,000	4,210,662
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,448,645
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,048,780
			$24,306,034
Automotive – 0.4%
FCA Bank S.p.A., 1%, 2/21/2022	EUR	500,000	$564,427
Ferrari N.V., 1.5%, 3/16/2023		1,700,000	1,955,256
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023		300,000	337,277
General Motors Co., 6.75%, 4/01/2046		$850,000	974,853
Lear Corp., 3.8%, 9/15/2027		695,000	689,263
Lear Corp., 4.25%, 5/15/2029		817,000	832,237
Volkswagen Financial Services AG, 2.125%, 6/27/2024	GBP	300,000	370,448
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	765,000	888,458
Volkswagen International Finance N.V., 1.875%, 3/30/2027		500,000	595,097
Volkswagen Leasing GmbH, 1.5%, 6/19/2026		450,000	517,124
			$7,724,440
Broadcasting – 0.3%
Discovery, Inc., 4.125%, 5/15/2029		$348,000	$363,404
Fox Corp., 4.709%, 1/25/2029 (n)		217,000	242,987
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	1,400,000	1,627,925
SES S.A., 1.625%, 3/22/2026		1,100,000	1,293,066
WPP Finance, 1.375%, 3/20/2025		700,000	816,853

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WPP Finance 2013, 2.875%, 9/14/2046	GBP	1,000,000	$1,089,198
			$5,433,433
Brokerage & Asset Managers – 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$599,000	$603,338
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	700,000	833,017
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$538,000	540,468
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	940,713
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	726,250
			$3,643,786
Building – 0.3%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$1,042,882
Holcim Finance (Luxembourg) S.A., 1.375%, 5/26/2023	EUR	950,000	1,103,608
Imerys S.A., 1.5%, 1/15/2027		600,000	703,082
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$400,000	423,911
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		544,000	540,359
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		764,000	766,955
Sika Capital B.V., 1.5%, 4/29/2031	EUR	100,000	121,319
			$4,702,116
Business Services – 0.2%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	950,000	$1,073,149
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$320,000	338,140
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	127,949
Fidelity National Information Services, Inc., 5%, 10/15/2025		$114,000	128,382
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,032,000	1,046,700
Fidelity National Information Services, Inc., 1.5%, 5/21/2027	EUR	100,000	119,552
Fidelity National Information Services, Inc., 3.36%, 5/21/2031	GBP	200,000	267,635
Fiserv, Inc., 3%, 7/01/2031		110,000	142,188
Fiserv, Inc., 4.4%, 7/01/2049		$311,000	331,514
			$3,575,209
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$743,000	$876,931
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	607,268
Eutelsat S.A., 2.25%, 7/13/2027	EUR	800,000	925,863
			$2,410,062
Chemicals – 0.1%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,031,000	$1,023,134
Argentum Netherlands B.V. for Givaudan S.A., 2%, 9/17/2030	EUR	600,000	760,716
Symrise AG, 1.25%, 11/29/2025		630,000	732,317
			$2,516,167
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$1,422,000	$1,487,933
Microsoft Corp., 4.1%, 2/06/2037		2,140,000	2,446,837
SAP S.E., 1.625%, 3/10/2031	EUR	800,000	1,001,185
			$4,935,955
Computer Software - Systems – 0.2%
Apple, Inc., 2.7%, 5/13/2022		$598,000	$607,379
Apple, Inc., 4.5%, 2/23/2036		1,752,000	2,074,953
Apple, Inc., 4.25%, 2/09/2047		348,000	393,458
			$3,075,790

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.2%
General Electric Co., 4.5%, 3/11/2044		$359,000	$365,723
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	530,000	612,706
Roper Technologies, Inc., 4.2%, 9/15/2028		$787,000	853,453
United Technologies Corp., 4.125%, 11/16/2028		999,000	1,103,984
Wabtec Corp., 4.95%, 9/15/2028		747,000	806,628
			$3,742,494
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	$759,809
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	1,030,539
Whirlpool Corp., 4.75%, 2/26/2029		1,454,000	1,588,817
			$3,379,165
Consumer Services – 0.4%
Experian Finance PLC, 4.25%, 2/01/2029 (n)		$1,333,000	$1,466,129
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	900,000	1,025,462
IHS Markit Ltd., 3.625%, 5/01/2024		$292,000	299,504
IHS Markit Ltd., 4.25%, 5/01/2029		438,000	461,564
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	900,000	1,076,801
Priceline Group, Inc., 1.8%, 3/03/2027		751,000	915,552
Priceline Group, Inc., 3.55%, 3/15/2028		$587,000	618,645
Visa, Inc., 4.15%, 12/14/2035		984,000	1,144,950
Visa, Inc., 3.65%, 9/15/2047		658,000	715,073
			$7,723,680
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$1,771,000	$1,732,387
Broadcom, Inc., 4.25%, 4/15/2026 (n)		1,194,000	1,203,121
			$2,935,508
Emerging Market Quasi-Sovereign – 0.6%
Export-Import Bank of India, 3.375%, 8/05/2026		$1,200,000	$1,206,219
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	1,034,744
NTPC Ltd., 4.25%, 2/26/2026		600,000	628,470
Power Finance Corporation Ltd., 3.75%, 12/06/2027		850,000	836,350
PT Pertamina (Persero), 3.65%, 7/30/2029		1,050,000	1,057,547
PT Pertamina (Persero), 6%, 5/03/2042 (n)		3,240,000	3,790,413
State Bank of India (London), 4.375%, 1/24/2024		800,000	839,592
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		1,939,000	2,015,442
			$11,408,777
Emerging Market Sovereign – 1.4%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$3,798,000	$4,149,315
Republic of Croatia, 1.125%, 6/19/2029	EUR	3,900,000	4,407,713
Republic of Hungary, 5.375%, 2/21/2023		$3,148,000	3,450,510
Republic of Indonesia, 8.25%, 5/15/2029	IDR	91,845,000,000	6,959,370
Republic of Indonesia, 8.375%, 3/15/2034		75,690,000,000	5,736,446
State of Qatar, 4%, 3/14/2029 (n)		$878,000	956,442
United Mexican States, 4.6%, 2/10/2048		702,000	709,905
			$26,369,701
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,691,141
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$2,161,000	$2,261,430
Eni S.p.A., 4.25%, 5/09/2029 (n)		607,000	644,018
OMV AG, 1%, 7/03/2034	EUR	330,000	374,560
			$3,280,008

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Engineering - Construction – 0.1%
Vinci S.A., 3.75%, 4/10/2029 (z)		$1,334,000	$1,437,450
Financial Institutions – 0.2%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$1,592,000	$1,595,728
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		587,000	607,087
GE Capital International Funding Co., 3.373%, 11/15/2025		1,916,000	1,952,287
			$4,155,102
Food & Beverages – 0.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$799,442
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031		530,000	649,441
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,124,000	1,157,404
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		426,000	460,046
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		602,000	747,325
Constellation Brands, Inc., 4.4%, 11/15/2025		1,243,000	1,362,288
Danone S.A., 2.077%, 11/02/2021 (n)		1,298,000	1,286,765
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	3,049,766
PepsiCo, Inc., 3.1%, 7/17/2022		651,000	667,546
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	303,415
			$10,483,438
Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (n)		$1,279,000	$1,411,632
Gaming & Lodging – 0.0%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$408,000	$412,933
Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$1,074,000	$1,140,526
Industrial – 0.1%
Investor AB, 1.5%, 6/20/2039	EUR	320,000	$383,964
Low Income Investment, 3.386%, 7/01/2026		$285,000	287,005
Low Income Investment, 3.711%, 7/01/2029		760,000	776,697
			$1,447,666
Insurance – 0.2%
American International Group, Inc., 1.875%, 6/21/2027	EUR	850,000	$1,029,083
Argentum Netherlands B.V. for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		700,000	904,824
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		700,000	883,386
Prudential PLC, 3.875% to 7/20/2024, FLR (GBP Government Yield-5yr. + 3.5%) to 7/20/2029, FLR (GBP Government Yield - 5yr. + 4.5%) to 7/20/2049	GBP	150,000	184,325
			$3,001,618
Insurance - Property & Casualty – 0.3%
Berkshire Hathaway Finance Corp., 2.375%, 6/19/2039	GBP	100,000	$127,496
Berkshire Hathaway Finance Corp., 2.625%, 6/19/2059		240,000	320,008
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	707,364
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		475,000	558,920
Chubb INA Holdings, Inc., 0.875%, 6/15/2027	EUR	100,000	115,315
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		618,000	836,891
Hiscox Ltd., 6.125% to 11/24/2025, FLR (GBP LIBOR - 3mo. + 5.076%) to 11/24/2045	GBP	650,000	874,452
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	120,000	149,060
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$532,000	589,662
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	386,019
QBE Insurance Group Ltd., 6.115%, 5/24/2042		100,000	133,106

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
XLIT Ltd., 3.25% to 6/29/2027, FLR (EURIBOR - 3mo. + 2.9%) to 6/29/2047	EUR	700,000	$851,877
			$5,650,170
International Market Quasi-Sovereign – 0.4%
Electricite de France S.A., 5.875%, 1/22/2029	GBP	1,400,000	$1,825,974
ESB Finance DAC, 1.125%, 6/11/2030	EUR	100,000	117,673
Islandsbanki, 1.125%, 1/19/2024		1,300,000	1,441,941
KFW Government Development Banks, 4%, 2/27/2025	AUD	300,000	234,083
KFW Government Development Banks, 1.125%, 6/15/2037	EUR	1,910,000	2,429,935
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		$1,450,000	1,455,697
Vattenfall AB, 0.5%, 6/24/2026	EUR	170,000	193,273
			$7,698,576
International Market Sovereign – 11.8%
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	3,605,000	$2,780,148
Commonwealth of Australia, 2.75%, 6/21/2035		16,640,000	13,466,730
Federal Republic of Germany, 0.25%, 8/15/2028	EUR	2,185,000	2,590,278
Federal Republic of Germany, 3.25%, 7/04/2042		1,000,000	1,936,679
Federal Republic of Germany, 2.5%, 7/04/2044		5,160,000	9,172,202
Federal Republic of Germany, 2.5%, 8/15/2046		4,115,000	7,482,134
Government of Canada, 1.5%, 6/01/2026	CAD	30,343,000	22,972,902
Government of Canada, 5%, 6/01/2037		1,890,000	2,161,714
Government of Japan, 1.7%, 9/20/2032	JPY	1,268,550,000	14,309,230
Government of Japan, 2.4%, 3/20/2037		1,088,850,000	13,959,880
Government of Japan, 0.5%, 6/20/2038		3,433,400,000	33,426,653
Government of Japan, 2.3%, 3/20/2040		331,200,000	4,318,752
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	4,370,000	5,907,626
Kingdom of Spain, 5.15%, 10/31/2028		10,489,000	16,908,408
Kingdom of Spain, 1.95%, 7/30/2030		5,645,000	7,323,096
Kingdom of Spain, 5.15%, 10/31/2044		2,190,000	4,561,018
Republic of France, 1.25%, 5/25/2036		2,910,000	3,728,852
Republic of Italy, 4%, 2/01/2037		965,000	1,349,932
Republic of Italy, 3.1%, 3/01/2040		6,560,000	8,115,196
Republic of Italy, 3.85%, 9/01/2049		648,000	896,581
Republic of Portugal, 2.25%, 4/18/2034		12,648,000	16,931,060
Republic of Portugal, 4.1%, 4/15/2037		1,510,000	2,530,215
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	3,870,000	6,642,717
United Kingdom Treasury, 1.75%, 9/07/2037		4,360,000	5,808,396
United Kingdom Treasury, 3.25%, 1/22/2044		1,284,000	2,195,742
United Kingdom Treasury, 3.75%, 7/22/2052		2,305,000	4,646,156
United Kingdom Treasury, 4%, 1/22/2060		700,000	1,586,236
			$217,708,533
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$709,844
Province of British Columbia, 2.3%, 6/18/2026		1,895,000	1,463,650
			$2,173,494
Machinery & Tools – 0.1%
CNH Industrial Finance Europe S.A., 1.625%, 7/03/2029	EUR	775,000	$896,396
John Deere Cash Management S.A., 1.65%, 6/13/2039		550,000	666,807
			$1,563,203
Major Banks – 1.5%
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	$602,474
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		$1,749,000	1,798,975
Bank of America Corp., 3.248%, 10/21/2027		2,844,000	2,916,358
Bank of Ireland Group PLC, 0.75% to 7/08/2023, FLR (EUR Swap Rate - 1yr. + 1.15%) to 7/08/2024	EUR	300,000	331,104
Bankia S.A., 1%, 6/25/2024		200,000	223,367

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bankinter S.A., 0.875%, 7/08/2026	EUR	800,000	$895,032
Barclays PLC, 3.125%, 1/17/2024	GBP	750,000	945,561
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025	EUR	850,000	982,474
Credit Suisse Group AG, 1%, 6/24/2027		350,000	397,834
Credit Suisse Group AG, 1%, 6/24/2027		100,000	113,680
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)		$1,500,000	1,549,667
Erste Group Bank AG, 0.875%, 5/22/2026	EUR	500,000	573,712
HSBC Holdings PLC, 4.375%, 11/23/2026		$1,075,000	1,143,402
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,607,925
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,836,332
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,187,000	1,240,099
Morgan Stanley, 5.5%, 7/28/2021		490,000	518,178
Morgan Stanley, 3.125%, 1/23/2023		1,982,000	2,018,992
Morgan Stanley, 3.95%, 4/23/2027		1,588,000	1,662,549
Nationwide Building Society, 1.5%, 3/08/2026	EUR	400,000	454,995
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024		400,000	450,342
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$996,000	1,047,421
Svenska Handelsbanken AB, 5.25%, 3/01/2021		1,291,000	1,294,702
UniCredit S.p.A., 1.625%, 7/03/2025	EUR	900,000	1,019,347
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$742,000	794,039
Wells Fargo & Co., 4.15%, 1/24/2029		852,000	929,951
			$27,348,512
Medical & Health Technology & Services – 0.4%
Becton Dickinson Euro Finance S.à r.l., 0.632%, 6/04/2023	EUR	140,000	$157,535
Becton, Dickinson and Co., 1.401%, 5/24/2023		900,000	1,041,149
HCA, Inc., 5.125%, 6/15/2039		$454,000	476,791
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,050,918
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	679,150
Northwell Healthcare, Inc., 4.26%, 11/01/2047		667,000	717,054
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,909,924
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	624,065
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		395,000	405,262
			$7,061,848
Medical Equipment – 0.1%
Abbott Ireland Financing Co., 1.5%, 9/27/2026	EUR	700,000	$848,624
Abbott Laboratories, 4.9%, 11/30/2046		$1,237,000	1,538,568
			$2,387,192
Midstream – 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$733,035
MPLX LP, 4.5%, 4/15/2038		833,000	843,376
ONEOK, Inc., 4.95%, 7/13/2047		1,972,000	2,088,736
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,376,000	1,438,184
			$5,103,331
Mortgage-Backed – 2.6%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$9,161,854	$9,879,952
Fannie Mae, 5.5%, 1/01/2037		29,111	32,502
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		291,896	329,833
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		2,083,445	2,274,856
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		4,424,173	4,689,739
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,660,202	3,810,784
Freddie Mac, 3.224%, 3/25/2027		4,500,000	4,759,729
Freddie Mac, 3.117%, 6/25/2027		1,483,189	1,556,473
Freddie Mac, 3.194%, 7/25/2027		3,914,000	4,131,354
Freddie Mac, 3.187%, 9/25/2027		1,792,000	1,890,812
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,738,495

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.35%, 1/25/2028		$2,733,000	$2,915,837
Freddie Mac, 5.5%, 7/01/2037		58,189	65,143
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,721,628	2,938,563
Freddie Mac, 5%, 7/01/2041		1,319,640	1,447,862
Freddie Mac, 3.5%, 1/01/2047		2,407,607	2,490,302
Ginnie Mae, 5%, 5/15/2040		444,532	491,543
Ginnie Mae, 3.5%, 6/20/2043		1,287,940	1,350,266
			$47,794,045
Municipals – 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$100,000	$102,457
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,149,083
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		425,000	430,143
			$1,681,683
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$1,037,000	$1,061,196
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,440,000	1,524,614
			$2,585,810
Network & Telecom – 0.3%
AT&T, Inc., 4.75%, 5/15/2046		$983,000	$1,039,104
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		3,399,000	3,572,386
			$4,611,490
Oils – 0.2%
Marathon Petroleum Corp., 5.125%, 12/15/2026		$740,000	$818,486
Neste Oyj, 1.5%, 6/07/2024	EUR	1,100,000	1,279,907
Phillips 66, 4.875%, 11/15/2044		$750,000	845,436
			$2,943,829
Other Banks & Diversified Financials – 0.4%
AIB Group PLC, 1.25%, 5/28/2024	EUR	275,000	$310,227
Belfius Bank S.A., 3.125%, 5/11/2026		600,000	756,326
BPCE S.A., 5.25%, 4/16/2029	GBP	700,000	1,039,481
Citizens Financial Group, Inc., 2.375%, 7/28/2021		$1,005,000	1,000,930
Commerzbank AG, 0.625%, 8/28/2024	EUR	370,000	421,058
Commerzbank AG, 1.125%, 6/22/2026		400,000	457,855
Cooperatieve Rabobank U.A., 1.125%, 5/07/2031		300,000	354,007
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	315,430
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	723,277
Macquarie Group Ltd., 1.25%, 3/05/2025	EUR	700,000	807,979
UBS AG, 5.125%, 5/15/2024		$1,730,000	1,835,962
			$8,022,532
Pharmaceuticals – 0.1%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	710,000	$905,404
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$1,249,000	$1,357,514
Real Estate - Apartment – 0.1%
Grand City Properties S.A., 2.5%, 7/24/2023	EUR	900,000	$998,791
Grand City Properties S.A., 1.375%, 8/03/2026		1,100,000	1,273,483
			$2,272,274

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$683,723
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	1,156,000	1,382,656
			$2,066,379
Real Estate - Other – 0.0%
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	730,000	$841,810
Retailers – 0.3%
AA Bond Co. Ltd., 2.875%, 1/31/2022	GBP	375,000	$436,040
AA Bond Co. Ltd., 2.75%, 7/31/2023		1,200,000	1,339,962
Best Buy Co., Inc., 4.45%, 10/01/2028		$1,000,000	1,064,517
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,419,565
Home Depot, Inc., 4.875%, 2/15/2044		500,000	610,125
			$4,870,209
Specialty Stores – 0.1%
Richemont International S.A., 1.5%, 3/26/2030	EUR	850,000	$1,060,095
Supermarkets – 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$598,040
Supranational – 0.0%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$420,167
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		440,000	349,895
			$770,062
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	$517,616
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,327,558
Crown Castle International Corp., 2.25%, 9/01/2021		1,466,000	1,456,659
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	538,086
SBA Tower Trust, 2.898%, 10/15/2044 (n)		588,000	588,074
Tele2 AB, 2.125%, 5/15/2028	EUR	1,350,000	1,652,479
			$6,080,472
Telephone Services – 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	$571,305
Tobacco – 0.1%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	430,000	$505,714
Altria Group, Inc., 3.125%, 6/15/2031		500,000	629,979
Imperial Brands Finance PLC, 1.375%, 1/27/2025		550,000	634,646
Philip Morris International, Inc., 1.45%, 8/01/2039		750,000	812,597
			$2,582,936
Transportation - Services – 0.2%
Abertis Infraestructuras S.A., 2.375%, 9/27/2027	EUR	500,000	$611,946
Adani Ports and Special Economic Zone Ltd., 4.375%, 7/03/2029		$560,000	574,609
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	625,000	834,546
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	857,273
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	630,365
Transurban Finance Co., 1.75%, 3/29/2028	EUR	850,000	1,024,271
			$4,533,010
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.09%, 10/01/2025		$13,902	$14,543
Small Business Administration, 5.21%, 1/01/2026		160,474	168,511
Small Business Administration, 5.31%, 5/01/2027		120,741	128,637

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.22%, 3/01/2033		$654,645	$649,583
			$961,274
U.S. Treasury Obligations – 7.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$17,220,000	$20,424,534
U.S. Treasury Bonds, 3.125%, 2/15/2043		8,800,000	9,812,344
U.S. Treasury Bonds, 3%, 5/15/2047		3,645,000	3,990,421
U.S. Treasury Notes, 2%, 11/15/2026		28,685,000	28,792,569
U.S. Treasury Notes, 2.25%, 11/15/2027		23,985,000	24,472,195
U.S. Treasury Notes, 2.75%, 2/15/2028 (f)		29,993,000	31,787,893
U.S. Treasury Notes, 2.875%, 5/15/2028		13,543,900	14,499,380
			$133,779,336
Utilities - Electric Power – 1.0%
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		$200,000	$215,250
Duke Energy Corp., 2.65%, 9/01/2026		1,361,000	1,347,053
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,500,000	1,559,085
Emera U.S. Finance LP, 2.7%, 6/15/2021		339,000	339,379
Emera U.S. Finance LP, 3.55%, 6/15/2026		387,000	398,356
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		875,000	877,087
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	482,919
Enersis Americas S.A., 4%, 10/25/2026		3,133,000	3,214,489
Exelon Corp., 3.497%, 6/01/2022		636,000	651,147
Iberdrola International B.V., 3.25%, 11/12/2024	EUR	900,000	1,090,018
innogy Finance B.V., 1.5%, 7/31/2029		1,200,000	1,451,920
innogy Finance B.V., 4.75%, 1/31/2034	GBP	600,000	939,072
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$652,000	760,191
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		1,540,000	1,614,550
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	374,301
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	195,456
Virginia Electric & Power Co., 3.5%, 3/15/2027		2,000,000	2,112,296
Virginia Electric & Power Co., 2.875%, 7/15/2029		544,000	548,075
			$18,170,644
Total Bonds			$677,294,233
Preferred Stocks – 0.5%
Consumer Products – 0.4%
Henkel AG & Co. KGaA		77,251	$7,963,353
Telephone Services – 0.1%
Telefonica Brasil S.A		128,000	$1,754,137
Total Preferred Stocks			$9,717,490
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.0%
Danaher Corp., 4.75%		499	$566,315
Utilities - Electric Power – 0.2%
CenterPoint Energy, Inc., 7%		39,539	$2,020,838
NextEra Energy, Inc., 6.123%		15,054	994,618
			$3,015,456
Total Convertible Preferred Stocks			$3,581,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 2.31% (v)	58,606,988	$58,606,988
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – September 2019 @ EUR 73	Put	Merrill Lynch International	$81,981,494	EUR 72,200,000	$30,917

Written Options (see table below) – 0.0%
(Premiums Received, $156,156)	$ (21,351)

Other Assets, Less Liabilities – 0.6%	10,315,735
Net Assets – 100.0%	$1,838,094,050
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,606,988 and $1,769,192,678, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,050,488, representing 3.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.325% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	$218,444	$218,728
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	2,569,000	2,547,151
Vinci S.A., 3.75%, 4/10/2029	4/03/19	1,330,776	1,437,450
Total Restricted Securities			$4,203,329
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel

Portfolio of Investments (unaudited) – continued
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
Derivative Contracts at 7/31/19
Written Options
Underlying	Put/Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America Investment Grade Index	Put	Goldman Sachs International	$(42,900,000)	$(43,875,019)	$70	September – 2019	$(21,351)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
ILS	2,402,000	USD	676,587	UBS AG	10/11/2019	$10,420
INR	248,669,000	USD	3,584,521	JPMorgan Chase Bank N.A.	9/05/2019	17,588
MXN	113,289,885	USD	5,799,061	Citibank N.A.	10/11/2019	43,095
THB	71,457,750	USD	2,251,560	JPMorgan Chase Bank N.A.	8/13/2019	60,579
USD	18,994,646	AUD	27,133,310	JPMorgan Chase Bank N.A.	10/11/2019	395,171
USD	24,601,133	CAD	32,151,959	Morgan Stanley Capital Services, Inc.	10/11/2019	208,353
USD	2,384,260	EUR	2,124,000	Deutsche Bank AG	10/11/2019	19,299
USD	25,430	EUR	22,785	UBS AG	9/11/2019	122
USD	9,471,889	EUR	8,351,447	UBS AG	10/11/2019	172,997
USD	2,585,792	GBP	2,057,674	Citibank N.A.	10/11/2019	74,730
USD	3,925,623	GBP	3,125,435	Deutsche Bank AG	10/11/2019	111,531
USD	187,784	GBP	149,287	Merrill Lynch International	8/15/2019	6,117
USD	3,647,139	GBP	2,914,000	NatWest Markets PLC	10/11/2019	91,068
USD	1,305,239	GBP	1,042,182	UBS AG	10/11/2019	33,424
USD	6,554,473	JPY	705,000,000	BNP Paribas S.A.	10/11/2019	38,800
USD	3,620,056	NOK	30,975,000	BNP Paribas S.A.	10/11/2019	116,336
USD	6,535,337	NZD	9,873,422	NatWest Markets PLC	10/11/2019	43,085
USD	4,063,760	SEK	38,289,157	Citibank N.A.	10/11/2019	79,634
USD	21,585	ZAR	305,067	JPMorgan Chase Bank N.A.	10/11/2019	502
						$1,522,851
Liability Derivatives
AUD	3,912,176	USD	2,756,636	UBS AG	10/11/2019	$(74,899)
CAD	9,505,000	USD	7,288,254	JPMorgan Chase Bank N.A.	10/11/2019	(77,080)
CHF	4,266,000	USD	4,330,472	UBS AG	10/11/2019	(11,872)
CNH	31,886,000	USD	4,741,624	JPMorgan Chase Bank N.A.	10/15/2019	(128,659)
CZK	12,895,000	USD	568,042	Citibank N.A.	10/11/2019	(12,072)
DKK	13,065,598	USD	1,985,578	UBS AG	10/11/2019	(36,860)
EUR	554,987	USD	622,604	Brown Brothers Harriman	10/11/2019	(4,655)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	26,979,385	USD	30,475,401	Citibank N.A.	10/11/2019	$(435,295)
EUR	174,926	USD	197,505	Goldman Sachs International	10/11/2019	(2,734)
EUR	755,006	USD	844,637	NatWest Markets PLC	10/11/2019	(3,978)
EUR	10,109,531	USD	11,441,166	UBS AG	10/11/2019	(184,743)
GBP	216,204	USD	268,696	Citibank N.A.	10/11/2019	(4,854)
INR	252,878,000	USD	3,665,855	JPMorgan Chase Bank N.A.	9/17/2019	(7,433)
JPY	7,967,608,790	USD	73,866,488	HSBC Bank	10/11/2019	(229,131)
JPY	194,847,000	USD	1,827,314	UBS AG	10/11/2019	(26,520)
KRW	5,363,620,000	USD	4,591,944	Barclays Bank PLC	9/05/2019	(53,603)
KRW	5,268,980,000	USD	4,510,920	JPMorgan Chase Bank N.A.	9/05/2019	(52,657)
NOK	163,135,495	USD	19,047,705	Citibank N.A.	10/11/2019	(594,722)
NZD	5,351,000	USD	3,631,991	Barclays Bank PLC	10/11/2019	(113,451)
PLN	5,974,803	USD	1,579,276	NatWest Markets PLC	10/11/2019	(34,961)
RUB	73,875,000	USD	1,160,690	JPMorgan Chase Bank N.A.	8/27/2019	(4,280)
SGD	2,292,000	USD	1,685,220	NatWest Markets PLC	10/11/2019	(15,572)
USD	11,906,041	IDR	169,649,172,000	JPMorgan Chase Bank N.A.	9/06/2019	(148,381)
						$(2,258,412)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	100	$21,440,625	September – 2019	$25,426
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	251	$37,510,695	September – 2019	$(314,540)
Euro-Bund 10 yr	Short	EUR	114	22,093,484	September – 2019	(485,741)
Euro-Buxl 30 yr	Short	EUR	22	5,089,499	September – 2019	(285,965)
U.S. Treasury Bond	Short	USD	7	1,089,156	September – 2019	(15,557)
U.S. Treasury Note 10 yr	Short	USD	142	18,093,906	September – 2019	(194,658)
U.S. Treasury Note 5 yr	Short	USD	240	28,213,125	September – 2019	(171,787)
U.S. Treasury Note Ultra	Short	USD	16	2,841,000	September – 2019	(28,712)
U.S. Treasury Note Ultra 10 yr	Short	USD	354	48,796,688	September – 2019	(786,730)
						$(2,283,690)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/24	EUR	910,000	JPMorgan Chase Bank	5.00%/Quarterly	(1)	$(5,544)	$182,930	$177,386
6/20/24	EUR	1,100,000	Goldman Sachs International	1.00%/Quarterly	(2)	(1,373)	23,789	22,416
						$(6,917)	$206,719	$199,802
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in Glencore PLC, 3.375%, 9/30/2020, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in Vodafone Group PLC, 1%, 9/11/2020, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At July 31, 2019, the fund had cash collateral of $420,000 and other liquid securities with an aggregate value of $1,689,385 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$593,646,926	$—	$—	$593,646,926
Switzerland	—	96,245,974	—	96,245,974
Japan	9,915,536	76,759,237	—	86,674,773
United Kingdom	11,854,411	52,737,611	—	64,592,022
France	4,383,659	49,711,391	—	54,095,050
Canada	45,379,623	—	—	45,379,623
Germany	18,508,155	9,521,426	—	28,029,581
Taiwan	25,599,699	—	—	25,599,699
Netherlands	868,373	19,646,498	—	20,514,871
Other Countries	8,735,256	68,353,754	—	77,089,010
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	134,740,610	—	134,740,610
Non-U.S. Sovereign Debt	—	263,955,649	—	263,955,649
Municipal Bonds	—	1,681,683	—	1,681,683
U.S. Corporate Bonds	—	106,756,451	—	106,756,451
Residential Mortgage-Backed Securities	—	47,794,045	—	47,794,045
Commercial Mortgage-Backed Securities	—	11,265,545	—	11,265,545
Asset-Backed Securities (including CDOs)	—	13,040,488	—	13,040,488
Foreign Bonds	—	98,090,678	—	98,090,678
Mutual Funds	58,606,988	—	—	58,606,988
Total	$777,498,626	$1,050,301,040	$—	$1,827,799,666
Other Financial Instruments
Futures Contracts - Assets	$25,426	$—	$—	$25,426
Futures Contracts - Liabilities	(2,283,690)	—	—	(2,283,690)
Forward Foreign Currency Exchange Contracts - Assets	—	1,522,851	—	1,522,851
Forward Foreign Currency Exchange Contracts - Liabilities	—	(2,258,412)	—	(2,258,412)
Swap Agreements - Assets	—	199,802	—	199,802
Written Options - Liabilities	—	(21,351)	—	(21,351)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$45,719,572	$507,292,887	$494,407,025	$309	$1,245	$58,606,988
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,055,952	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2019, are as follows:
United States	57.0%
Japan	8.4%
Switzerland	5.8%
United Kingdom	5.6%
Canada	4.0%
France	3.9%
Spain	2.3%
Australia	1.4%
Taiwan	1.4%
Other Countries	10.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.